POST RETIREMENT BENEFIT PLAN (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation Of Other Comprehensive Income Abstract [Abstract]
Accumulated other comprehensive income (loss) beginning of year	$ (2,062)	$ (2,542)	$ 2,920
Amortization of net actuarial gain (loss)	$ 160	$ 188	(190)
Negative plan amendment gain			(2,662)
(Gain) loss incurred in current year	$ (286)	$ 287	(2,558)
Prior service cost established in current year	5	5	(52)
Other comprehensive income (loss)	(121)	480	(5,462)
Ending balance (before tax effects)	$ (2,183)	$ (2,062)	$ (2,542)